Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Balances and Transactions
Schedule of major related parties and their relationships

Company Name	Relationship with the Group
E-House	Under the common control of E-House Holdings until December 30, 2016, and E-House Holdings became largest shareholder since then (Note 1).
SINA	A shareholder with significant influence on the Group
Shanghai Yicang Enterprise Management Ltd. (“Yicang”)	Mr. Xin Zhou, executive chairman of Leju, is Yicang’s chairman and ultimate controller
Beijing China Real Estate Research Association Technology Ltd. ("CRERAT")	Mr. Xin Zhou, executive chairman of Leju, is CRERAT's chairman
Yunchuang	Mr. Xin Zhou, executive chairman of Leju, is Yunchuang’s ultimate controller
Shanghai Baoku Treasury Culture Development Corporation Ltd. (“Baoku”)	Mr. Xin Zhou, executive chairman of Leju, is Baoku’s ultimate controller.
Shanghai Baoku Information & Technology Ltd. (“Baoku I&T”)	Mr. Xin Zhou, executive chairman of Leju, is Baoku I&T’s ultimate controller.
Shanghai Quanzhuyi Home Furnishing Accessories Ltd. (“QuanZhuYi”)	One of the Group’s investment affiliates and the Group owns 13.5% equity interest
Tencent Holdings Ltd. or certain of its affiliates (“Tencent”)	A shareholder with significant influence on the Group
Jupai Holdings Ltd. (“Jupai”)	Mr. Xin Zhou, executive chairman of Leju, is Jupai’s director. E-House Holdings has significant influence on Jupai and Leju
E-House (China) Enterprise Holdings Ltd. (“E-House Enterprise”)

Mr. Xin Zhou, executive chairman of Leju, is E-House Enterprise’s executive director and chairman. E-House Enterprise was a subsidiary of E-House before it became a listed company in Hong Kong during 2018

Schedule of significant related party transactions

	Year Ended December 31,
	2016	2017	2018
	$	$	$
Corporate service provided by E-House under service agreements	8,585,821	5,447,864	1,942,495
Online advertising resources fee recognized as cost of revenues purchased from SINA	9,841,434	15,629,868	19,828,784
Online advertising resources fee recognized as cost of revenues purchased from Tencent	—	16,349,409	23,488,344
Services purchased from/rental cost paid to E-House	3,570,474	6,473,108	1,950,976
Services purchased from CRERAT	56,928	—	—
Services purchased from BaoKu	7,454	—	—
Services purchased from E-House Enterprise	—	—	4,269,565
Services purchased from Jupai	—	267,001	236,432
Services purchased from Yunchuang	—	55,018	17,216
Services purchased from Yicang	—	185,632	9,438
Total services purchased from related parties	22,062,111	44,407,900	51,743,250

Online advertising services provided to E-House	94,548	126,168	—
Compensation from E-House (Note A)	—	—	3,425,741
Online advertising services provided to E-House Enterprise	—	—	1,904,027
Online advertising services provided to SINA	1,441	—	—
Online advertising services provided to BaoKu	7,752	—	—
Online advertising services provided to BaoKu I&T	140,639	—	—
Online advertising services provided to Quanzhuyi	—	23,603	—
Total online advertising services provided to related parties	244,380	149,771	5,329,768

Loan from E-House (Note B)	89,462,593	—	—
Repayment loan to E-House (Note B)	87,600,000	1,862,593	—
Business acquisition from Yunchuang	—	6,000,000	—

Schedule of amounts due from related parties

	As of December 31,
	2017	2018
	$	$
E-House (1)	—	894,222
Yunchuang(2)	42,497	—
Tencent(3)	3,743,119	5,800,357
Baoku I&T(2)	291,392	—
Total	4,077,008	6,694,579
(1)	The amount due from E-House as of December 31, 2018 is primarily for compensation receivable from E-House (See Note A) partially offset by the corporate service fees charged from E-House.

(2)	The amount due from Yunchuang and Baoku I&T as of December 31, 2017 was the expense paid on behalf.

(3)	The amount due from Tencent as of December 31, 2017 and 2018 represents the prepaid fee for online advertising resources.

Schedule of amounts due to related parties

	As of December 31,
	2017	2018
	$	$
SINA (4)	1,641,198	2,189,086
E-House (1)	1,376,955	—
Yicang(5)	74,717	1,266
Yunchuang (2)	—	7,450
E-House Enterprise (6)	*	1,279,391
Total	3,092,870	3,477,193

(1)	The amount due to E-House as of December 31, 2017 was primarily for corporate service fees charged from E-House.

(2)	The amount due to Yunchuang as of December 31, 2018 represents the payable for internet connection fees.

(4)	The amount due to SINA as of December 31, 2017 and 2018 represents payable for online advertising resources fee.

(5)	The amount due to Yicang as of December 31, 2017 and 2018 represents payable for rental expense.

(6)

E-House Enterprise was a subsidiary of E-House before it became a standalone listed company in Hong Kong during 2018. The amount due from E-House Enterprise is $466,722 as of December 31, 2017 which was offset in the amount of due to E-House. In 2018, E-House Enterprise is not a subsidiary of E-House, the amount due to E-House Enterprise is disclosed separately. The amount due to E-House Enterprise as of December 31, 2018 represents payable for marketing service fees.

Schedule of rollforward of the payable to / (receivable from) balance with related party

		Year Ended December 31,
		2016	2017	2018
		$	$	$
Balance at January 1		7,783,911	(6,019,121)	1,376,955
Loan from E-House	(A)	89,462,593	—	—
Repayment of loan to E-House	(A)	(87,600,000)	(1,862,593)	—
Receivable from E-House Enterprise as of January 1, 2018	(B)	—	—	466,722
Corporate service provided by E-House under services agreements	(C)	8,585,821	5,447,864	1,942,495
Service provided to E-House	(C)	(94,548)	(126,168)	—
Service purchased from E-House	(C)	3,570,474	6,473,108	1,950,976
Compensation from E-House	(D)	—	—	(3,425,741)
Net payment	(E)	(27,727,372)	(2,536,135)	(3,205,629)
Balance at December 31		(6,019,121)	1,376,955	(894,222)

	As of December 31,
	2017	2018
	$	$
Payable / (receivable) for service fee (C)	1,376,955	(894,222)
Amounts due to/(from) E-House	1,376,955	(894,222)
(A)	Represents the movement of loan payable to E-House.

(B)

Represents the receivable from E-House Enterprise as of January 1, 2018. E-House Enterprise was no longer a subsidiary of E-House from 2018. Therefore, the amount due from E-House Enterprise as of January 1, 2018 has been carved out from the current period’s reconciliation.

(C)	Represents the movement of service fees receivable from and payable to E-House.

(D)	Represents compensation from E-House. See Note A above.

(E)	Represents the net cash flow between the Company and E-House except for the loan from (repaid to) E-House.